GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	JPY	US$
Balance as of December 31, 2024	27,999,994	178,571
Accumulated impairment loss	-	-
Balance as of December 31, 2025	27,999,994	178,571
Accumulated impairment loss	-	-
Goodwill	27,999,994	178,571